Segmented information (Tables)	3 Months Ended
Mar. 31, 2022
Segmented information
Schedule of segmented information

	Three months ended March 31, 2022		Three months ended March 31, 2021
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$871,945	$166,698	$—	$183,589
Gross profit	(1,897,180)	(6,313)	—	(32,017)
Operating expenses	(16,132,126)	(68,429)	(8,850,480)	(51,864)
Other items	244,690	27,821	8,756,601	(2,904)
Current income tax recovery	—	—	—	—
Deferred income tax recovery	—	—	—	—
Net loss	(17,784,616)	(46,921)	(93,879)	(86,785)
FX translation	471	(6,321)	(1,655)	(6,204)
Comprehensive loss	$(17,784,145)	$(53,242)	$(95,534)	$(92,989)

	March 31, 2022		December 31, 2021
				Custom Built
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Vehicles
Inventory	$5,885,116	$363,366	$3,243,267	$337,183
Plant and equipment	11,262,788	5,205	9,891,685	232,202